Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Columbia Floating Rate Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Class A
Trading Symbol	RFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit selection
| The Fund benefited from positive credit selection broadly, with particular positive impact from distressed credits. Also, credit selection in the food and manufacturing sectors contributed positively to the Fund’s returns.
Industry allocation
| The Fund was overweight in the gaming/leisure sector and underweight in the telecom sector.
High yield bonds and other assets
| The Fund kept a 3-5% position in high yield bonds throughout the fiscal year. The strong performance of the bonds in the portfolio contributed to the Fund’s returns.
Top Performance Detractors
Risk allocation
| The Fund was positioned largely in line with the benchmark throughout the period, however the Fund trended towards more conservative positioning over the period. The slight underweight positioning in riskier CCC- rated and non-rated loans was headwind for the performance of the Fund.
Industry allocation
| The overweight positioning in the broadcasting sector and the underweight in the recovering healthcare sector were headwinds for the Fund. Furthermore, credit selection in the broadcasting and cable/wireless sectors detracted from the Fund’s performance.
Cash
| The Fund maintained a 3-5% cash position to provide liquidity for fund flows. Keeping this cash in the Fund detracted from the performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	9.17	4.04	3.75
Class A (including sales charges) (a)	5.90	3.40	3.43
Credit Suisse Leveraged Loan Index	10.42	5.35	4.69
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 753,776,357
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 4,935,589
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 753,776,357
Total number of portfolio holdings	338
Management services fees (represents 0.65% of Fund average net assets)	$ 4,935,589
Portfolio turnover for the reporting period	80%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Medline Borrower LP 10/23/2028 7.844%	0.8%
Cloud Software Group, Inc. 03/30/2029 9.335%	0.7%
Entain PLC 10/31/2029 8.014%	0.7%
McAfee Corp. 03/01/2029 8.593%	0.7%
Great Outdoors Group LLC 03/06/2028 9.208%	0.7%
Peraton Corp. 02/01/2028 9.194%	0.6%
Central Parent LLC 07/06/2029 8.585%	0.6%
Clydesdale Acquisition Holdings, Inc. 04/13/2029 9.119%	0.6%
Creative Artists Agency LLC 11/27/2028 8.594%	0.6%
Whatabrands LLC 08/03/2028 8.094%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Medline Borrower LP 10/23/2028 7.844%	0.8%
Cloud Software Group, Inc. 03/30/2029 9.335%	0.7%
Entain PLC 10/31/2029 8.014%	0.7%
McAfee Corp. 03/01/2029 8.593%	0.7%
Great Outdoors Group LLC 03/06/2028 9.208%	0.7%
Peraton Corp. 02/01/2028 9.194%	0.6%
Central Parent LLC 07/06/2029 8.585%	0.6%
Clydesdale Acquisition Holdings, Inc. 04/13/2029 9.119%	0.6%
Creative Artists Agency LLC 11/27/2028 8.594%	0.6%
Whatabrands LLC 08/03/2028 8.094%	0.6%

Columbia Floating Rate Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Advisor Class
Trading Symbol	CFLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit selection
| The Fund benefited from positive credit selection broadly, with particular positive impact from distressed credits. Also, credit selection in the food and manufacturing sectors contributed positively to the Fund’s returns.
Industry allocation
| The Fund was overweight in the gaming/leisure sector and underweight in the telecom sector.
High yield bonds and other assets
| The Fund kept a 3-5% position in high yield bonds throughout the fiscal year. The strong performance of the bonds in the portfolio contributed to the Fund’s returns.
Top Performance Detractors
Risk allocation
| The Fund was positioned largely in line with the benchmark throughout the period, however the Fund trended towards more conservative positioning over the period. The slight underweight positioning in riskier CCC- rated and non-rated loans was headwind for the performance of the Fund.
Industry allocation
| The overweight positioning in the broadcasting sector and the underweight in the recovering healthcare sector were headwinds for the Fund. Furthermore, credit selection in the broadcasting and cable/wireless sectors detracted from the Fund’s performance.
Cash
| The Fund maintained a 3-5% cash position to provide liquidity for fund flows. Keeping this cash in the Fund detracted from the performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	9.44	4.29	4.02
Credit Suisse Leveraged Loan Index	10.42	5.35	4.69
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 753,776,357
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 4,935,589
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 753,776,357
Total number of portfolio holdings	338
Management services fees (represents 0.65% of Fund average net assets)	$ 4,935,589
Portfolio turnover for the reporting period	80%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Medline Borrower LP 10/23/2028 7.844%	0.8%
Cloud Software Group, Inc. 03/30/2029 9.335%	0.7%
Entain PLC 10/31/2029 8.014%	0.7%
McAfee Corp. 03/01/2029 8.593%	0.7%
Great Outdoors Group LLC 03/06/2028 9.208%	0.7%
Peraton Corp. 02/01/2028 9.194%	0.6%
Central Parent LLC 07/06/2029 8.585%	0.6%
Clydesdale Acquisition Holdings, Inc. 04/13/2029 9.119%	0.6%
Creative Artists Agency LLC 11/27/2028 8.594%	0.6%
Whatabrands LLC 08/03/2028 8.094%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Medline Borrower LP 10/23/2028 7.844%	0.8%
Cloud Software Group, Inc. 03/30/2029 9.335%	0.7%
Entain PLC 10/31/2029 8.014%	0.7%
McAfee Corp. 03/01/2029 8.593%	0.7%
Great Outdoors Group LLC 03/06/2028 9.208%	0.7%
Peraton Corp. 02/01/2028 9.194%	0.6%
Central Parent LLC 07/06/2029 8.585%	0.6%
Clydesdale Acquisition Holdings, Inc. 04/13/2029 9.119%	0.6%
Creative Artists Agency LLC 11/27/2028 8.594%	0.6%
Whatabrands LLC 08/03/2028 8.094%	0.6%

Columbia Floating Rate Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Class C
Trading Symbol	RFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 181	1.74%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit selection
| The Fund benefited from positive credit selection broadly, with particular positive impact from distressed credits. Also, credit selection in the food and manufacturing sectors contributed positively to the Fund’s returns.
Industry allocation
| The Fund was overweight in the gaming/leisure sector and underweight in the telecom sector.
High yield bonds and other assets
| The Fund kept a 3-5% position in high yield bonds throughout the fiscal year. The strong performance of the bonds in the portfolio contributed to the Fund’s returns.
Top Performance Detractors
Risk allocation
| The Fund was positioned largely in line with the benchmark throughout the period, however the Fund trended towards more conservative positioning over the period. The slight underweight positioning in riskier CCC- rated and non-rated loans was headwind for the performance of the Fund.
Industry allocation
| The overweight positioning in the broadcasting sector and the underweight in the recovering healthcare sector were headwinds for the Fund. Furthermore, credit selection in the broadcasting and cable/wireless sectors detracted from the Fund’s performance.
Cash
| The Fund maintained a 3-5% cash position to provide liquidity for fund flows. Keeping this cash in the Fund detracted from the performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	8.32	3.26	2.98
Class C (including sales charges) (a)	7.32	3.26	2.98
Credit Suisse Leveraged Loan Index	10.42	5.35	4.69
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 753,776,357
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 4,935,589
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 753,776,357
Total number of portfolio holdings	338
Management services fees (represents 0.65% of Fund average net assets)	$ 4,935,589
Portfolio turnover for the reporting period	80%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Medline Borrower LP 10/23/2028 7.844%	0.8%
Cloud Software Group, Inc. 03/30/2029 9.335%	0.7%
Entain PLC 10/31/2029 8.014%	0.7%
McAfee Corp. 03/01/2029 8.593%	0.7%
Great Outdoors Group LLC 03/06/2028 9.208%	0.7%
Peraton Corp. 02/01/2028 9.194%	0.6%
Central Parent LLC 07/06/2029 8.585%	0.6%
Clydesdale Acquisition Holdings, Inc. 04/13/2029 9.119%	0.6%
Creative Artists Agency LLC 11/27/2028 8.594%	0.6%
Whatabrands LLC 08/03/2028 8.094%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Medline Borrower LP 10/23/2028 7.844%	0.8%
Cloud Software Group, Inc. 03/30/2029 9.335%	0.7%
Entain PLC 10/31/2029 8.014%	0.7%
McAfee Corp. 03/01/2029 8.593%	0.7%
Great Outdoors Group LLC 03/06/2028 9.208%	0.7%
Peraton Corp. 02/01/2028 9.194%	0.6%
Central Parent LLC 07/06/2029 8.585%	0.6%
Clydesdale Acquisition Holdings, Inc. 04/13/2029 9.119%	0.6%
Creative Artists Agency LLC 11/27/2028 8.594%	0.6%
Whatabrands LLC 08/03/2028 8.094%	0.6%

Columbia Floating Rate Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Institutional Class
Trading Symbol	CFRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit selection
| The Fund benefited from positive credit selection broadly, with particular positive impact from distressed credits. Also, credit selection in the food and manufacturing sectors contributed positively to the Fund’s returns.
Industry allocation
| The Fund was overweight in the gaming/leisure sector and underweight in the telecom sector.
High yield bonds and other assets
| The Fund kept a 3-5% position in high yield bonds throughout the fiscal year. The strong performance of the bonds in the portfolio contributed to the Fund’s returns.
Top Performance Detractors
Risk allocation
| The Fund was positioned largely in line with the benchmark throughout the period, however the Fund trended towards more conservative positioning over the period. The slight underweight positioning in riskier CCC- rated and non-rated loans was headwind for the performance of the Fund.
Industry allocation
| The overweight positioning in the broadcasting sector and the underweight in the recovering healthcare sector were headwinds for the Fund. Furthermore, credit selection in the broadcasting and cable/wireless sectors detracted from the Fund’s performance.
Cash
| The Fund maintained a 3-5% cash position to provide liquidity for fund flows. Keeping this cash in the Fund detracted from the performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	9.40	4.29	4.01
Credit Suisse Leveraged Loan Index	10.42	5.35	4.69
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 753,776,357
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 4,935,589
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 753,776,357
Total number of portfolio holdings	338
Management services fees (represents 0.65% of Fund average net assets)	$ 4,935,589
Portfolio turnover for the reporting period	80%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Medline Borrower LP 10/23/2028 7.844%	0.8%
Cloud Software Group, Inc. 03/30/2029 9.335%	0.7%
Entain PLC 10/31/2029 8.014%	0.7%
McAfee Corp. 03/01/2029 8.593%	0.7%
Great Outdoors Group LLC 03/06/2028 9.208%	0.7%
Peraton Corp. 02/01/2028 9.194%	0.6%
Central Parent LLC 07/06/2029 8.585%	0.6%
Clydesdale Acquisition Holdings, Inc. 04/13/2029 9.119%	0.6%
Creative Artists Agency LLC 11/27/2028 8.594%	0.6%
Whatabrands LLC 08/03/2028 8.094%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Medline Borrower LP 10/23/2028 7.844%	0.8%
Cloud Software Group, Inc. 03/30/2029 9.335%	0.7%
Entain PLC 10/31/2029 8.014%	0.7%
McAfee Corp. 03/01/2029 8.593%	0.7%
Great Outdoors Group LLC 03/06/2028 9.208%	0.7%
Peraton Corp. 02/01/2028 9.194%	0.6%
Central Parent LLC 07/06/2029 8.585%	0.6%
Clydesdale Acquisition Holdings, Inc. 04/13/2029 9.119%	0.6%
Creative Artists Agency LLC 11/27/2028 8.594%	0.6%
Whatabrands LLC 08/03/2028 8.094%	0.6%

Columbia Floating Rate Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Institutional 2 Class
Trading Symbol	RFRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit selection
| The Fund benefited from positive credit selection broadly, with particular positive impact from distressed credits. Also, credit selection in the food and manufacturing sectors contributed positively to the Fund’s returns.
Industry allocation
| The Fund was overweight in the gaming/leisure sector and underweight in the telecom sector.
High yield bonds and other assets
| The Fund kept a 3-5% position in high yield bonds throughout the fiscal year. The strong performance of the bonds in the portfolio contributed to the Fund’s returns.
Top Performance Detractors
Risk allocation
| The Fund was positioned largely in line with the benchmark throughout the period, however the Fund trended towards more conservative positioning over the period. The slight underweight positioning in riskier CCC- rated and non-rated loans was headwind for the performance of the Fund.
Industry allocation
| The overweight positioning in the broadcasting sector and the underweight in the recovering healthcare sector were headwinds for the Fund. Furthermore, credit selection in the broadcasting and cable/wireless sectors detracted from the Fund’s performance.
Cash
| The Fund maintained a 3-5% cash position to provide liquidity for fund flows. Keeping this cash in the Fund detracted from the performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	9.46	4.35	4.06
Credit Suisse Leveraged Loan Index	10.42	5.35	4.69
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 753,776,357
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 4,935,589
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 753,776,357
Total number of portfolio holdings	338
Management services fees (represents 0.65% of Fund average net assets)	$ 4,935,589
Portfolio turnover for the reporting period	80%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Medline Borrower LP 10/23/2028 7.844%	0.8%
Cloud Software Group, Inc. 03/30/2029 9.335%	0.7%
Entain PLC 10/31/2029 8.014%	0.7%
McAfee Corp. 03/01/2029 8.593%	0.7%
Great Outdoors Group LLC 03/06/2028 9.208%	0.7%
Peraton Corp. 02/01/2028 9.194%	0.6%
Central Parent LLC 07/06/2029 8.585%	0.6%
Clydesdale Acquisition Holdings, Inc. 04/13/2029 9.119%	0.6%
Creative Artists Agency LLC 11/27/2028 8.594%	0.6%
Whatabrands LLC 08/03/2028 8.094%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Medline Borrower LP 10/23/2028 7.844%	0.8%
Cloud Software Group, Inc. 03/30/2029 9.335%	0.7%
Entain PLC 10/31/2029 8.014%	0.7%
McAfee Corp. 03/01/2029 8.593%	0.7%
Great Outdoors Group LLC 03/06/2028 9.208%	0.7%
Peraton Corp. 02/01/2028 9.194%	0.6%
Central Parent LLC 07/06/2029 8.585%	0.6%
Clydesdale Acquisition Holdings, Inc. 04/13/2029 9.119%	0.6%
Creative Artists Agency LLC 11/27/2028 8.594%	0.6%
Whatabrands LLC 08/03/2028 8.094%	0.6%

Columbia Floating Rate Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Institutional 3 Class
Trading Symbol	CFRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit selection
| The Fund benefited from positive credit selection broadly, with particular positive impact from distressed credits. Also, credit selection in the food and manufacturing sectors contributed positively to the Fund’s returns.
Industry allocation
| The Fund was overweight in the gaming/leisure sector and underweight in the telecom sector.
High yield bonds and other assets
| The Fund kept a 3-5% position in high yield bonds throughout the fiscal year. The strong performance of the bonds in the portfolio contributed to the Fund’s returns.
Top Performance Detractors
Risk allocation
| The Fund was positioned largely in line with the benchmark throughout the period, however the Fund trended towards more conservative positioning over the period. The slight underweight positioning in riskier CCC- rated and non-rated loans was headwind for the performance of the Fund.
Industry allocation
| The overweight positioning in the broadcasting sector and the underweight in the recovering healthcare sector were headwinds for the Fund. Furthermore, credit selection in the broadcasting and cable/wireless sectors detracted from the Fund’s performance.
Cash
| The Fund maintained a 3-5% cash position to provide liquidity for fund flows. Keeping this cash in the Fund detracted from the performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b)	9.48	4.37	4.07
Credit Suisse Leveraged Loan Index	10.42	5.35	4.69
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
The returns shown for periods prior to June 1, 2015 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 753,776,357
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 4,935,589
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 753,776,357
Total number of portfolio holdings	338
Management services fees (represents 0.65% of Fund average net assets)	$ 4,935,589
Portfolio turnover for the reporting period	80%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Medline Borrower LP 10/23/2028 7.844%	0.8%
Cloud Software Group, Inc. 03/30/2029 9.335%	0.7%
Entain PLC 10/31/2029 8.014%	0.7%
McAfee Corp. 03/01/2029 8.593%	0.7%
Great Outdoors Group LLC 03/06/2028 9.208%	0.7%
Peraton Corp. 02/01/2028 9.194%	0.6%
Central Parent LLC 07/06/2029 8.585%	0.6%
Clydesdale Acquisition Holdings, Inc. 04/13/2029 9.119%	0.6%
Creative Artists Agency LLC 11/27/2028 8.594%	0.6%
Whatabrands LLC 08/03/2028 8.094%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Medline Borrower LP 10/23/2028 7.844%	0.8%
Cloud Software Group, Inc. 03/30/2029 9.335%	0.7%
Entain PLC 10/31/2029 8.014%	0.7%
McAfee Corp. 03/01/2029 8.593%	0.7%
Great Outdoors Group LLC 03/06/2028 9.208%	0.7%
Peraton Corp. 02/01/2028 9.194%	0.6%
Central Parent LLC 07/06/2029 8.585%	0.6%
Clydesdale Acquisition Holdings, Inc. 04/13/2029 9.119%	0.6%
Creative Artists Agency LLC 11/27/2028 8.594%	0.6%
Whatabrands LLC 08/03/2028 8.094%	0.6%